OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2016
OTHER CURRENT ASSETS [Abstract]
OTHER CURRENT ASSETS
NOTE 7 – OTHER CURRENT ASSETS

Other current assets consist of the following:

	December 31,
	2016	2015

VAT deductible	$-	$537,137
Guarantee fee	-	154,043
Other receivables	197,319	223,861
	$197,319	$915,041